Related party transactions Narrative (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details related party transactions Narrative [line items]
Share based payment expense related to key management	€ 132
Rent paid to Ailanthus (related party)	€ 37	€ 0	€ 113